Related Party Loans (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Balance January 1	$ 18,620	$ 15,673
Additions	2,215	11,821
Change in director status	(2,456)	(36)
Repayments	(4,506)	(8,838)
Balance December 31	$ 13,873	$ 18,620